Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust IV
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AEW REAL ESTATE FUND

Supplement dated March 7, 2019 to the Prospectus and Summary Prospectus of AEW Real Estate Fund, each dated May 1, 2018, as may be revised or supplemented from time to time.

On March 7, 2019, the Board of Trustees (the “Board”) of Natixis Funds Trust IV (the “Trust”) approved a change to the name of AEW Real Estate Fund (the “Fund”), as well as changes in the Fund’s principal investment strategies, portfolio managers, primary performance benchmark, advisory fee and expense limitations. Effective at the close of business on May 31, 2019, the Fund’s name will be changed to “AEW Global Focused Real Estate Fund” and the Fund’s principal investment strategies will be amended and restated as described below. The Fund’s portfolio will be realigned to adopt the Fund’s new investment strategies, which will cause the Fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the Fund during this period as a result of net capital gains that may be realized from the sale of existing portfolio securities. Management has estimated the transaction costs payable by the Fund related to realigning the portfolio to be approximately $271,000. This amount does not include brokerage commissions and taxes payable by the Fund, expected to be approximately $85,000, which Natixis Advisors, L.P. has voluntarily agreed to reimburse to the Fund. This amount includes anticipated trading costs, which may be higher or lower than anticipated depending on the market conditions when the portfolio transactions are executed.

Effective at the close of business on May 31, 2019, the Fund’s advisory fee will be 0.75% of the Fund’s average daily net assets.

Effective at the close of business on May 31, 2019, the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) will be limited to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively.

Effective at the close of business on May 31, 2019, the sub-section “Principal Investment Strategies” in the “Fund Summary” and “Investment Goals, Strategies and Risks” sections is hereby replaced with the following with regard to the Fund:

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities, including common stocks and preferred stocks, of real estate investment trusts (“REITs”) and/or real estate-related companies (e.g., real estate operating companies). REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry. Companies in the real estate industry, including REITs, in which the Fund may invest may have relatively small market capitalizations. The Fund invests in securities of issuers located in no fewer than three regions, North America, Europe and Asia Pacific. Under normal circumstances, the Fund’s regional weightings will be +/- 10% of the regional weightings of the Fund’s benchmark, the FTSE EPRA Nareit Developed Real Estate Index (Net). The Fund may invest up to 10% of its assets in securities of companies located in emerging markets. Emerging markets are economies that AEW Capital Management, L.P. (“AEW”) believes are not generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. The Fund’s portfolio typically holds 40 to 50 securities.

AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate equity securities is dependent upon the underlying real estate assets and company management, as well as the overall influence of capital markets.

When selecting investments for the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:

Valuation: AEW has developed a proprietary model to assess the relative value of each stock in the Fund’s investment universe. This model is designed to estimate what an issuer’s anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Fund’s investment universe.

Price: AEW examines the historic pricing of each company in the Fund’s universe of potential investments. Those stocks that have underperformed in price, either in absolute terms or relative to the Fund’s investment universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic, market-driven or company-specific in nature.

Effective at the close of business on May 31, 2019, the sub-section “Principal Investment Risks” in the “Fund Summary” is hereby supplemented with the following with regard to the Fund:

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Effective at the close of business on May 31, 2019, FTSE EPRA Nareit Developed Real Estate Index (Net) will replace the MSCI U.S. REIT Index as the Fund’s primary benchmark. The FTSE EPRA Nareit Developed Real Estate Index (Net) is designed to track the performance of listed real estate companies and REITS worldwide.

AEW Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AEW REAL ESTATE FUND

Supplement dated March 7, 2019 to the Prospectus and Summary Prospectus of AEW Real Estate Fund, each dated May 1, 2018, as may be revised or supplemented from time to time.

On March 7, 2019, the Board of Trustees (the “Board”) of Natixis Funds Trust IV (the “Trust”) approved a change to the name of AEW Real Estate Fund (the “Fund”), as well as changes in the Fund’s principal investment strategies, portfolio managers, primary performance benchmark, advisory fee and expense limitations. Effective at the close of business on May 31, 2019, the Fund’s name will be changed to “AEW Global Focused Real Estate Fund” and the Fund’s principal investment strategies will be amended and restated as described below. The Fund’s portfolio will be realigned to adopt the Fund’s new investment strategies, which will cause the Fund to experience increased transaction costs and shareholders to incur increased taxes on their investment in the Fund during this period as a result of net capital gains that may be realized from the sale of existing portfolio securities. Management has estimated the transaction costs payable by the Fund related to realigning the portfolio to be approximately $271,000. This amount does not include brokerage commissions and taxes payable by the Fund, expected to be approximately $85,000, which Natixis Advisors, L.P. has voluntarily agreed to reimburse to the Fund. This amount includes anticipated trading costs, which may be higher or lower than anticipated depending on the market conditions when the portfolio transactions are executed.

Effective at the close of business on May 31, 2019, the Fund’s advisory fee will be 0.75% of the Fund’s average daily net assets.

Effective at the close of business on May 31, 2019, the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) will be limited to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively.

Effective at the close of business on May 31, 2019, the sub-section “Principal Investment Strategies” in the “Fund Summary” and “Investment Goals, Strategies and Risks” sections is hereby replaced with the following with regard to the Fund:

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities, including common stocks and preferred stocks, of real estate investment trusts (“REITs”) and/or real estate-related companies (e.g., real estate operating companies). REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry. Companies in the real estate industry, including REITs, in which the Fund may invest may have relatively small market capitalizations. The Fund invests in securities of issuers located in no fewer than three regions, North America, Europe and Asia Pacific. Under normal circumstances, the Fund’s regional weightings will be +/- 10% of the regional weightings of the Fund’s benchmark, the FTSE EPRA Nareit Developed Real Estate Index (Net). The Fund may invest up to 10% of its assets in securities of companies located in emerging markets. Emerging markets are economies that AEW Capital Management, L.P. (“AEW”) believes are not generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. The Fund’s portfolio typically holds 40 to 50 securities.

AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate equity securities is dependent upon the underlying real estate assets and company management, as well as the overall influence of capital markets.

When selecting investments for the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:

Valuation: AEW has developed a proprietary model to assess the relative value of each stock in the Fund’s investment universe. This model is designed to estimate what an issuer’s anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Fund’s investment universe.

Price: AEW examines the historic pricing of each company in the Fund’s universe of potential investments. Those stocks that have underperformed in price, either in absolute terms or relative to the Fund’s investment universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic, market-driven or company-specific in nature.

Effective at the close of business on May 31, 2019, the sub-section “Principal Investment Risks” in the “Fund Summary” is hereby supplemented with the following with regard to the Fund:

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Effective at the close of business on May 31, 2019, FTSE EPRA Nareit Developed Real Estate Index (Net) will replace the MSCI U.S. REIT Index as the Fund’s primary benchmark. The FTSE EPRA Nareit Developed Real Estate Index (Net) is designed to track the performance of listed real estate companies and REITS worldwide.